Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 21: SUBSEQUENT EVENTS On February 16, 2022 5,000,000 warrants from the February 17, 2017 round expired.